ACQUISITION - Details of acquisition (Details) - Small Pharma Inc. ("Small Pharma") $ in Thousands	Oct. 23, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Fair value of purchaser consideration	$ 53,481
Cash	7,632
Current assets	510
Net equipment	37
Intellectual property	29,339
Right of use asset	412
Lease liability	(415)
Liabilities assumed	(6,686)
Goodwill	22,652
Total allocation of purchase price	$ 53,481